Note 6 - Leases	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Operating Leases, Disclosure [Text Block]
6.	Leases

Future minimum operating lease payments:

The Company's future minimum operating lease payments required to be made after June 30, 2021, relating to the bareboat chartered-in vessels M/T Eco Bel Air and M/T Eco Beverly Hills are as follows:

Year ending December 31,	Bareboat charter lease payments
2021 (remainder)	6,097
2022	12,084
2023	10,220
2024	10,038
2025	6,777
Total	45,216
Less imputed interest	(6,751)
Total Lease Liability	38,465

Presented as follows:
Short-term lease liability	9,601
Long-term lease liability	28,864

The weighted average remaining lease term on our chartered-in contracts greater than 12 months is 53.2 months. The bareboat chartered -in vessels generated revenue for the six months ended June 30, 2021 amounting to $8,871. The discount rate used to calculate the present value of lease payments was calculated by taking into account the original lease term and lease payments and was estimated to be 6.72% (same as the weighted average discount rate), which was the Company’s estimated incremental borrowing rate, at the inception of the lease, that reflects the interest the Company would have to pay to borrow funds on a collateralized basis over a similar term and similar economic environment. The cash paid for operating leases with original terms greater than 12 months was $6,064 for the six months ended June 30, 2021.

Lease arrangements, under which the Company acts as the lessor

Charter agreements:

As of June 30, 2021, the Company operated two vessels (M/T Eco Bel Air and M/T Eco Beverly Hills) under time charters with BP Shipping Limited, one vessel (M/T Nord Valiant) under a time charter with Dampskibsselskabet Norden A/S, one vessel (M/T Marina Del Ray) under a time charter with Cargill International SA, two vessels (M/T Eco West Coast and M/T Eco Malibu) with Clearlake Shipping Pte Ltd and two vessels (M/T Eco Los Angeles and M/T Eco City of Angels) under time charters with Trafigura Maritime Logistics Pte Ltd.

Furthermore, the Company has entered into a time charter party for its newbuilding vessel M/T Eco Oceano Ca (Hull No 871) with Central Tankers Chartering Inc, a company affiliated with Mr. Evangelos J. Pistiolis (see Note 1).

Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2021, based on commitments relating to non-cancellable time charter contracts, are as follows (excluding vessel held for sale):

Year ending December 31,	Time Charter receipts
2021 (remaining)	30,728
2022	48,830
2023	32,029
2024	8,851
Total	120,438

Future minimum time-charter receipts of the Company’s vessel under construction as of June 30, 2021, are as follows (based on estimated delivery dates):

Year ending December 31,	Time Charter receipts
2022	9,962
2023	11,844
2024	11,877
2025	11,844
2026	11,844
2027	1,915
Total	59,286

In arriving at the minimum future charter revenues, an estimated 20 days off-hire time to perform scheduled dry-docking in the year the drydocking is expected on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.